Exploration costs (Tables)	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Exploration Costs Expensed Disclosure [Table Text Block]
	Three months ended March 31
	2018	2017
Mongolia	$32	$41
Other	38	28
	$70	$69